Related Party Balance and Transactions - Schedule of Related Party Transactions are Measured at the Exchange Amount (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
KC-CRFG JV [Member]
Schedule of Related Party Transactions are Measured at the Exchange Amount [Line Items]
Provision of construction services	$ 9,460,005	$ 4,695,289	$ 6,884,950
Consultancy fee income	96,380	10	35,736
KC-Glory JV [Member]
Schedule of Related Party Transactions are Measured at the Exchange Amount [Line Items]
Provision of construction services			338,800
KC-Geotech JV (e) [Member]
Schedule of Related Party Transactions are Measured at the Exchange Amount [Line Items]
Provision of construction services		622	2,301,097
Related Party [Member]
Schedule of Related Party Transactions are Measured at the Exchange Amount [Line Items]
Provision of construction services	9,460,005	4,695,911	9,524,847
Consultancy fee income	96,380	44,409	99,394
KC-Geotech JV [Member]
Schedule of Related Party Transactions are Measured at the Exchange Amount [Line Items]
Consultancy fee income	$ 0	$ 44,399	$ 63,658